ORGANIZATION AND NATURE OF THE BUSINESS (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Brookfield Property Partners L.P.
Disclosure of subsidiaries
Economic interest	50.00%	49.00%